14. Shareholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Shareholders' equity
NOTE 14 - Shareholders' Deficit

Common Stock

The number of shares of common stock has increased from 890,837 shares as of December 31, 2012 to 8,683,785 shares as of March 31, 2014:

Number of
Common Shares
Balance at December 31, 2012	890,837

Conversion of Series E Preferred to common stock	1,575,000
Shares issued for acquisition of Canterbury and Hygeia	1,150,116
Conversion of warrants to common stock	1,023,264
Conversion of debt to common stock	576,331
Issuance of shares for advisory agreements	243,250
Issuance of shares to third party for assumption of liabilities	200,000
Issuance of common stock for cash	142,501
Other	12,486
Balance at December 31, 2013	5,813,785

Issuance of shares to third party for assumption of liabilities	150,000
Shares issued for acquisition of Paloma	2,500,000
Shares issued for acquisition of VasculoMedics	220,000
Balance at March 31, 2014 (unaudited)	8,683,785

Stock Options

During the three months ended March 31, 2013, the Company issued five-year options to purchase a total of 116,627 to five members of the Company’s Board of Directors at a strike price of $3.00, which was the closing market price on the date of the grants. These options vested 25% at time of grant with the remainder vesting ratably over three years. On March 5, 2014, the Company issued five-year options to its Chief Executive Officer to purchase 500,000 shares at a strike price of $2.50, which was the closing market price on the date of the grant. This option vests ratably over three years. These options were valued using the Black Scholes model and resulted in a total expense of $1,468,100, of which $128,000 was recognized in the three months ended March 31, 2014 and the remaining $1,340,100 will be recognized ratably over the coming three years. The assumptions used to value the options granted during the first three months of 2014 was:

Estimated fair value of underlying common stock	$2.50 - $3.00
Remaining life	5.0
Risk-free interest rate	1.50% - 1.72%
Expected volatility	153% - 155%
Dividend yield	–

The following table sets forth the activity of our stock options to purchase common stock:

	Options Outstanding				Options Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Options	Exercise	Life in	Exercise	Options	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2012	79,436	$35.00 -$54.00	3.0	$46.00	57,310	2.6	$48.00
Canceled	–	–	–	–	–	–	–
Exercised	–	–	–	–	–	–	–
Granted	310,000	$3.00	4.2	$3.00	310,000	4.2	$3.00
As of December 31, 2013	389,436	$3.00 -$54.00	3.9	$11.77	367,310	3.9	$11.10
Canceled	3,585	–	–	43.27	3,585	–	43.27
Exercised	–	–	–	–	–	–	–
Granted	600,586	$2.50 - $3.00	4.9	$3.00	91,128	4.9	$3.00
As of March 31, 2014	986,437	$3.00 -$54.00	4.4	$6.74	454,853	3.8	$11.11

Warrants

During 2013 the Board approved warrants to three financial advisors to purchase 173,917 shares of common stock at $3.00. These warrants have a five-year life and vested immediately, resulting in Black Scholes warrant expense of $462,618. The Black Scholes expense for these March 27, 2013 warrants was calculated using the following assumptions. The fair value of the underlying common stock was based on the sale of 139,167 shares of common stock at $3.00 by the Company during the three months ended June 30, 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

In May 2013 Series E warrants, along with related warrants with similar terms, were exchanged for 1,023,264 shares of common stock and these warrants were extinguished, thereby removing the “overhang” created by the full-ratchet provisions of these warrants that would have increased the number of warrants outstanding and reduced the strike price of these warrants to the price of any subsequent financing done at a lower price. This exchange of common stock for the Series E warrants resulted in a fair value charge of $3,069,792 in 2013. These 1,023,264 shares of common stock were valued at $3.00 per share, which was the price at which the Company sold 139,167 shares during 2013, resulting in the fair value charge for $3,069,792.

A summary of the warrants:

	Warrants Outstanding				Warrants Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Warrants	Exercise	Life in	Exercise	Warrants	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2012	1,322,852	$30.00 - $200.00	3.2	$40.00	1,269,102	3.2	$38.00
Canceled	(978,700)	$30.00	–	$30.00	(939,950)	–	$30.00
Exercised	–	–	–	–	–	–	–
Granted	173,917	$3.00	4.2	$3.00	173,917	4.2	$3.00
As of December 31, 2013	518,069	$3.00 - $200.00	3.3	$44.07	503,069	3.3	$44.07
Canceled	198	–	–	$200.00	198	–	$200.00
Exercised	–	–	–	–	–	–	–
Granted	–	–	–	–	–	–	–
As of March 31, 2014	517,871	$3.00 - $200.00	3.0	$44.01	502,871	3.0	$44.01

Common Stock

Following a majority vote of shareholders to approve, an information statement was distributed to shareholders of record as of June 30, 2013. After the appropriate waiting period after such mailing, the authorized number of shares was increased from 500,000,000 to 1,000,000,000 in August 2013. During the 2013, the Company issued a total of 4,922,948 shares of Common Stock, resulting in an increase in outstanding shares from 890,836 shares as of December 31, 2012 to 5,813,785 shares as of December 31, 2013:

Number of Common Shares
Balance at December 31, 2012	890,837

Conversion of Series E Preferred to common stock	1,575,000
Shares issued for acquisition	1,150,116
Conversion of warrants to common stock	1,023,264
Conversion of debt to common stock	576,331
Issuance of shares for advisory agreements	243,250
Issuance of shares to third party for assumption of liabilities	200,000
Issuance of common stock for cash	142,501
Other	12,486
Balance at December 31, 2013	5,813,785

Series C 10% Preferred Stock

There were no shares of Series C 10% Preferred Stock outstanding as of December 31, 2013 or December 31, 2012.

Series D 10% Preferred Stock

As of December 31, 2013 and 2012, 0 and 18,999 shares of Series D were outstanding, respectively. Each share of Series D sold for $30, could be converted at any time into 0.6 shares of common stock and had voting rights equal to 0.6 shares of common stock. In connection with the issuance of Series D, the Company issued warrants to purchase 1,799 shares of common stock. The warrants have a life of five years to purchase a share of common stock for $100 per share. The Series D had liquidation preference over common stock at a liquidation value equal to its par value of $30 and paid a cumulative dividend of 10% per year. Given the losses recorded by the Company, the stock equivalents related to the Series D are not included in the calculation of earnings per share since the effect of such inclusion would be antidilutive. During 2013, 18,999 shares of Series D were converted into a total of 14,138 shares of common stock: 11,399 shares for direct conversion of the Series D into common stock, 2,528 shares for dividends and 211 shares for the price protection feature.

Series E 5% Preferred Stock

As of December 31, 2013 and December 31, 2012, there were 0 and 9,450 shares of Series E were outstanding, respectively. On May 6, 2013 all shares of Series E were exchanged for 1,575,000 shares of common stock and were extinguished, thereby removing the “overhang” created by the terms of the Series E that provided for the conversion price into common stock to be reduced to the price of any subsequent financing done at a lower price.

In October 2012, the Company raised $870,000 through the issuance of 1,000 shares of Series E 5% Preferred Stock (“Series E”) and common stock and warrants to purchase shares of common stock at $0.65 to $1.00.  On May 24, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with eight investors (collectively, the “Investors”) pursuant to which the Company sold 8,700 shares of a new series of convertible preferred stock designated as Series E Convertible Preferred Stock (“Original Series E”), the terms of which are set forth in the Certificate of Designations of Series E Preferred Stock (the “Certificate”), for $1,000 per share, or $8,700,000. In October 2012, the Company sold 1,000 shares of Series E for $1,000,000 (“New Series E”). The Original Series E and New Series E together are referred to herein as “Series E”.

In connection with the sale of the Series E, the Company also agreed to issue to the Investors (a) warrants (“A Warrants”) to purchase up to one additional share of Common Stock for each share of Common Stock issuable upon conversion of the Preferred Shares, and (b) warrants (“B Warrants”) to purchase up to 0.50 additional shares of Common Stock for each share of Common Stock issuable upon conversion of the Preferred Shares. The Warrants were exercisable for five years commencing on the date of first issuance. For the Original Series E, exercise price of the A Warrant was $65.00 per share and the B Warrant had an exercise price of $100.00 per share, subject in each case to full ratchet anti-dilution protection.

The Original Series E were adjusted pursuant to the full ratchet anti-dilution protection when $249,999 of notes were issued on April 4, 2012 that contained a $3.00 conversion feature, so that the Original Series E had a conversion price of $3.00 and an exercise price of $3.00 for the warrants. The New Series E were issued with a conversion and exercise price of $30.00 for the warrants. The impact of this ratchet-down provision in April 2012 increased the number of shares that would be issued upon conversion on that date from 211,250 shares of common stock to 281,667 and to increase the number of shares that would be issued upon full exercise of the warrants on that date from 379,750 shares of common stock to 949,667. All of the Series E have been converted into the Company’s common stock.

Stock Options

On March 27, 2013 the Board approved an option to the Company’s CEO to purchase 250,000 shares of common stock at $3.00 and an option to the Company’s General Counsel to purchase 60,000 shares of common stock at $3.00. These options have a five-year life and vested in the three months ended June 30, 2013, resulting in Black Scholes option expense of $824,600 for this quarter. The Black Scholes expense for these March 27, 2013 options was calculated using the following assumptions. The fair value of the underlying common stock was based on the sale of 139,167 shares of common stock at $3.00 by the Company during 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

During 2012, the Company cancelled 46,609 options for employees whose employment had been terminated and granted 23,000 options to Jerold Rubinstein, the Company’s new Chairman of the Board and CEO on June 28, 2012, pursuant to an employment contract, 4,500 options to a director and 3,000 options to an officer. These options have a strike price of $35.00 - $38.00, which were the closing prices of the Company’s common stock on the day of grant and a five-year life. Mr. Rubinstein’s options vest monthly over a 12-month period unless the employment contract is terminated for any reason, at which time the options vest in full. The director’s options vest ratably over a 36-month period, and the officer’s options vest one third at grant, one third after the first year and one third after the second year. The Black Scholes value of these options was $706,250 which is being amortized over the respective vesting periods. The Black Scholes expense for these 2012 options was calculated using the following assumptions. The fair value of the underlying common stock was determined by closing price on the Bulletin Board stock exchange.

Estimated fair value of underlying common stock	$35.00 - $38.00
Remaining life	5.0
Risk-free interest rate	0.69% - 0.80%
Expected volatility	80% - 89%
Dividend yield	–

The following table sets forth the activity of our stock options to purchase common stock:

	Options Outstanding				Options Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Options	Exercise	Life in	Exercise	Options	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2011	121,699	$14.00 - $150.00	2.9	$49.00	87,577	2.9	$40.00
Cancelled	(72,763)	–	–	–	(46,610)	–	–
Exercised	–	–	–	–	–	–	–
Granted	30,500	$35.00 - $38.00	4.2	$36.00	16,343	4.2	$36.00
As of December 31, 2012	79,436	$35.00 - $54.00	3.0	$46.00	57,310	2.6	$48.00
Cancelled	–	–	–	–	–	–	–
Exercised	–	–	–	–	–	–	–
Granted	310,000	$3.00	4.2	$3.00	310,000	4.2	$3.00
As of December 31, 2013	389,436	$0.03 - $0.54	3.9	$11.77	367,310	3.9	$11.10

Warrants

During 2013 the Board approved warrants to three financial advisors to purchase 173,917 shares of common stock at $3.00. These warrants have a five-year life and vested immediately, resulting in Black Scholes warrant expense of $462,618. The Black Scholes expense for these March 27, 2013 warrants was calculated using the following assumptions. The fair value of the underlying common stock was based on the sale of 139,167 shares of common stock at $3.00 by the Company during the three months ended June 30, 2013.

Estimated fair value of underlying common stock	$3.00
Remaining life	5.0
Risk-free interest rate	0.35%
Expected volatility	141%
Dividend yield	–

In May 2013 Series E warrants, along with related warrants with similar terms, were exchanged for 1,023,264 shares of common stock and these warrants were extinguished, thereby removing the “overhang” created by the full-ratchet provisions of these warrants that would have increased the number of warrants outstanding and reduced the strike price of these warrants to the price of any subsequent financing done at a lower price. This exchange of common stock for the Series E warrants resulted in a fair value charge of $3,069,792 in 2013. These 1,023,264 shares of common stock were valued at $3.00 per share, which was the price at which the Company sold 139,167 shares during 2013, resulting in the fair value charge for $3,069,792.

During 2012, the Company issued warrants to purchase 50,000 shares of common stock at $30.00 in connection with the sale of 1,000 shares of Series E. The Original Series E were adjusted pursuant to the full ratchet anti-dilution protection when $249,999 of notes were issued on April 4, 2012 that contained a $30.00 conversion feature, so that the Original Series E now has an exercise price of $0.30 for the warrants. The New Series E was issued with an exercise price of $30.00 for the warrants. The Company also issued six five-year warrants to purchase 135,300 shares at $38.00 to $75.00 in connection with consulting and advisory contracts. The Black Scholes value of these warrants is $4,133,690, which is being recognized over the 12 months of the contracts. The Black Scholes expense for these 2012 warrants was calculated using the following assumptions. The fair value of the underlying common stock was determined by closing price on the Bulletin Board stock exchange.

Estimated fair value of underlying common stock	$38.00 - $75.00
Remaining life	5.0
Risk-free interest rate	0.74% - 1.80%
Expected volatility	84% - 132%
Dividend yield	–

A summary of the warrants:

	Warrants Outstanding				Warrants Exercisable
			Weighted			Weighted
			Average	Weighted		Average	Weighted
		Range of	Remaining	Average		Remaining	Average
	Warrants	Exercise	Life in	Exercise	Warrants	Life in	Exercise
	Outstanding	Prices	Years	Price	Exercisable	Years	Price
As of December 31, 2011	595,302	$65.00 - $200.00	3.2	$200.00	595,302	3.2	$200.00
Exercised	–	–	–	–	–	–	–
Ratchet-down impact	569,917	$30.00	–	$30.00	569,917	–	$30.00
Granted	157,633	$30.00 - $75.00	4.3	$38.00	103,883	4.3	–
As of December 31, 2012	1,322,852	$30.00 - $200.00	3.2	$40.00	1,269,102	3.2	$38.00
Exercised	(978,700)	$30.00	–	$30.00	(939,950)	–	$30.00
Ratchet-down impact	–	–	–	–	–	–	–
Granted	173,917	$3.00	4.2	$3.00	173,917	4.2	$3.00
As of December 31, 2013	518,069	$3.00 - $200.00	3.3	$44.07	503,069	3.3	$44.07